Long-term debt - Summary of the Company's non-current portion of unsecured senior notes (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	May 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 30, 2019 USD ($)
Debt Instrument [Line Items]
Carrying value		¥ 4,775,871,000		¥ 95,153,000
Unamortized discount and debt issuance costs		74,122,000		539,000
Total principal amounts of unsecured senior notes		4,849,993,000		95,692,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value				86,000
Unamortized discount and debt issuance costs		(100)		(400)
Total principal amounts of unsecured senior notes		¥ 84,300		86,300					$ 500.0
Effective interest rate	1.74%	1.74%							1.375%
2027 Notes [Member]
Debt Instrument [Line Items]
Carrying value		¥ 182,000
Unamortized discount and debt issuance costs		(700)		(4,200)
Total principal amounts of unsecured senior notes		¥ 200,000		700,000				$ 800.0
Effective interest rate	1.52%	1.52%						1.25%
December 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value				95,067,000
Unamortized discount and debt issuance costs		(300,000)		(500,000)
Total principal amounts of unsecured senior notes		¥ 93,500,000		95,600,000	$ 384.8	¥ 2,600,000,000	$ 1,600.0
Effective interest rate	0.80%	0.80%					0.50%
2030 Notes [Member]
Debt Instrument [Line Items]
Carrying value		¥ 4,775,689,000
Unamortized discount and debt issuance costs		(74,100,000)
Total principal amounts of unsecured senior notes	$ 690.0	¥ 4,849,900,000	$ 690.0
Effective interest rate	0.98%	0.98%	0.625%